REVENUES - Adjusted Revenue Accounts (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consumer
Revenues
Telephone revenues			Rp 2,014
Data, internet and information technology service revenues
Internet, data communication and information technology services			650
Others			1
Network revenues			4
Indihome revenues			8,385
Revenue from contracts with customers	Rp 15,796	Rp 12,477
Consumer | Telephone revenues
Revenues
Telephone revenues		1,665	2,014
Data, internet and information technology service revenues
Revenue from contracts with customers	1,565	1,665
Consumer | Internet, data communication and information technology services
Data, internet and information technology service revenues
Internet, data communication and information technology services			650
Revenue from contracts with customers	17	45
Consumer | Others
Data, internet and information technology service revenues
Others			1
Consumer | Network revenues
Data, internet and information technology service revenues
Network revenues			4
Revenue from contracts with customers	1	1
Consumer | Indihome revenues
Data, internet and information technology service revenues
Indihome revenues			8,385
Revenue from contracts with customers	14,146	10,761
Enterprise
Revenues
Telephone revenues			1,594
Data, internet and information technology service revenues
Internet, data communication and information technology services			7,012
Others			170
Network revenues			1,160
Indihome revenues			2,943
Revenue from contracts with customers	18,532	20,860
Enterprise | Telephone revenues
Revenues
Telephone revenues		1,355	1,594
Data, internet and information technology service revenues
Revenue from contracts with customers	1,148	1,355
Enterprise | Internet, data communication and information technology services
Data, internet and information technology service revenues
Internet, data communication and information technology services			7,012
Revenue from contracts with customers	7,715	9,318
Enterprise | Others
Data, internet and information technology service revenues
Others			170
Revenue from contracts with customers	558	482
Enterprise | Network revenues
Data, internet and information technology service revenues
Network revenues			1,160
Revenue from contracts with customers	897	696
Enterprise | Indihome revenues
Data, internet and information technology service revenues
Indihome revenues			2,943
Revenue from contracts with customers	Rp 2,109	1,967
Previously stated | Consumer | Telephone revenues
Revenues
Telephone revenues			3,757
Data, internet and information technology service revenues
Revenue from contracts with customers		3,328
Previously stated | Consumer | Internet, data communication and information technology services
Data, internet and information technology service revenues
Internet, data communication and information technology services			6,070
Revenue from contracts with customers		6,872
Previously stated | Consumer | Pay TV
Data, internet and information technology service revenues
Pay TV			1,209
Revenue from contracts with customers		2,251
Previously stated | Consumer | Others
Data, internet and information technology service revenues
Others			14
Revenue from contracts with customers		20
Previously stated | Consumer | Network revenues
Data, internet and information technology service revenues
Network revenues			4
Revenue from contracts with customers		1
Previously stated | Enterprise | Telephone revenues
Revenues
Telephone revenues			2,758
Data, internet and information technology service revenues
Revenue from contracts with customers		2,298
Previously stated | Enterprise | Internet, data communication and information technology services
Data, internet and information technology service revenues
Internet, data communication and information technology services			8,033
Revenue from contracts with customers		10,247
Previously stated | Enterprise | Pay TV
Data, internet and information technology service revenues
Pay TV			734
Revenue from contracts with customers		75
Previously stated | Enterprise | Others
Data, internet and information technology service revenues
Others			177
Revenue from contracts with customers		486
Previously stated | Enterprise | Network revenues
Data, internet and information technology service revenues
Network revenues			1,177
Revenue from contracts with customers		712
Adjustment | Consumer | Telephone revenues
Revenues
Telephone revenues			(1,743)
Data, internet and information technology service revenues
Revenue from contracts with customers		(1,663)
Adjustment | Consumer | Internet, data communication and information technology services
Data, internet and information technology service revenues
Internet, data communication and information technology services			(5,420)
Revenue from contracts with customers		(6,827)
Adjustment | Consumer | Pay TV
Data, internet and information technology service revenues
Pay TV			(1,209)
Revenue from contracts with customers		(2,251)
Adjustment | Consumer | Others
Data, internet and information technology service revenues
Others			(13)
Revenue from contracts with customers		(20)
Adjustment | Consumer | Network revenues
Data, internet and information technology service revenues
Network revenues			0
Revenue from contracts with customers		0
Adjustment | Consumer | Indihome revenues
Data, internet and information technology service revenues
Indihome revenues			8,385
Revenue from contracts with customers		10,761
Adjustment | Enterprise | Telephone revenues
Revenues
Telephone revenues			(1,164)
Data, internet and information technology service revenues
Revenue from contracts with customers		(943)
Adjustment | Enterprise | Internet, data communication and information technology services
Data, internet and information technology service revenues
Internet, data communication and information technology services			(1,021)
Revenue from contracts with customers		(929)
Adjustment | Enterprise | Pay TV
Data, internet and information technology service revenues
Pay TV			(734)
Revenue from contracts with customers		(75)
Adjustment | Enterprise | Others
Data, internet and information technology service revenues
Others			(7)
Revenue from contracts with customers		(4)
Adjustment | Enterprise | Network revenues
Data, internet and information technology service revenues
Network revenues			(17)
Revenue from contracts with customers		(16)
Adjustment | Enterprise | Indihome revenues
Data, internet and information technology service revenues
Indihome revenues			Rp 2,943
Revenue from contracts with customers		Rp 1,967